Real Estate, Net (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Real Estate Under Construction

The following table provides the activity of our Real estate under construction (amounts in thousands):

	December 31,
	2022	2021
Beginning balance	$76,882	$15,101
Capitalized costs (1) (2) (3)	45,907	8,991
Land held for development (1) (4)	10,958	48,085
Capitalized interest	151	43
Acquisition of construction in progress (1)	—	4,662
	$133,898	$76,882

(1)	Includes non-cash investing activity of $13.9 million (inclusive of land contributed by one of the CMC JV Partners, unpaid development fees of $4.3 million, and unpaid employee cost sharing and reimbursements of $0.3 million) and $1.6 million for the years ended December 31, 2022 and 2021, respectively. See “Note 5 – Related Party Agreements” for additional details regarding our transactions with related parties.

(2)	Includes development fees and employee reimbursement expenditures of $5.6 million and $2.7 million for the years ended December 31, 2022 and 2021, respectively.
(3)	Includes direct and indirect project costs to the construction and development of real estate projects, including but not limited to loan fees, property taxes and insurance, incurred of $2.2 million and $0.5 million for the years ended December 31, 2022 and 2021, respectively.
(4)	Includes ground lease payments and straight-line rent adjustments incurred of $0.8 million and less than $0.1 million for the years ended December 31, 2022 and 2021, respectively.

Acquisition Of Real Estate Twenty Thousand Twenty Two [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Real Estate Properties

As of June 28, 2022
Assets
Real estate
Intangible assets	$424
Real estate under construction	4,633
Total real estate	5,057
Accumulated depreciation and amortization	—
Real estate, net	5,057
Cash and cash equivalents	87
Other assets (1)	2,105
Total assets	$7,249

Liabilities
Accounts payable	$363
Accrued expenses and other liabilities	16
Total liabilities	$379

Amounts attributable to noncontrolling interests (2)	$3,100

Total net assets	$3,770

(1)	Includes restricted cash of $1.4 million.
(2)	Represents a non-cash financing activity during the year ended December 31, 2022.

Acquisition Of Real Estate Twenty Thousand Twenty One [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Real Estate Properties

As of November 30, 2021
Assets
Real Estate
Land (1)	$3,159
Building and improvements (1)	10,226
Intangible assets (1)	6,731
Real estate under construction (1)	11,853
Total Real estate (1)	31,969
Accumulated depreciation and amortization (1)	—
Real estate, net (1)	31,969
Cash and cash equivalents	2,165
Other assets (2)	519
Total assets	$34,653

Liabilities
Debt, net (1)	$10,787
Due to affiliates (1)	89
Accounts payable (1)	302
Accrued expenses and other liabilities (1)	403
Total liabilities	$11,581

Total net assets	$23,072

(1)	Represents non-cash investing activity during the year ended December 31, 2021.

(2)	Includes restricted cash of $0.3 million. The remaining $0.2 million represents non-cash investing activity during the year ended December 31, 2021.